Bonds and financing - Schedule of bonds' description (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 03, 2023	Dec. 31, 2023
Bonds and financing
Financials charges	100% of the DI	CDI
Bonds with Related Parties [member] | Bonds, 9th Issuance, 2nd series [member]
Bonds and financing
Date of issuance		09/28/2022
Maturity Date		09/28/2025
First payment after		36 months
Remuneration payment		Semi-annual interest
Financials charges		CDI + 2.40% p.a.
Principal amount		R$ 250
Bond [Member] | Bonds 1st Issuance Single Series [Member]
Bonds and financing
Date of issuance		08/06/2021
Maturity Date		08/05/2024
First payment after		35 months
Remuneration payment		Semi-annual interest
Financials charges		CDI + 2.30% p.a.
Principal amount		R$ 500